Average Annual Total Returns (Vanguard LifeStrategy Income Fund Retail)	Vanguard LifeStrategy Income Fund Vanguard LifeStrategy Income Fund - Investor Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions Vanguard LifeStrategy Income Fund Vanguard LifeStrategy Income Fund - Investor Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard LifeStrategy Income Fund Vanguard LifeStrategy Income Fund - Investor Shares 11/1/2013 - 10/31/2014	Barclays U.S. Aggregate Bond Index Vanguard LifeStrategy Income Fund Vanguard LifeStrategy Income Fund - Investor Shares 11/1/2013 - 10/31/2014	Barclays U.S. Aggregate Float Adjusted Index Vanguard LifeStrategy Income Fund Vanguard LifeStrategy Income Fund - Investor Shares 11/1/2013 - 10/31/2014	Income Composite Index Vanguard LifeStrategy Income Fund Vanguard LifeStrategy Income Fund - Investor Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.76%	5.74%	3.95%	5.97%	5.85%	6.84%
Five Years	5.92%	4.83%	4.31%	4.45%	4.48%	6.10%
Ten Years	4.74%	3.56%	3.34%	4.71%	none	5.23%